Contingent Liability	12 Months Ended
Apr. 30, 2011
Contingent Liability [Text Block]
Note 13	Contingent Liability

On February 17, 2006, a competitor filed a statement of claim in the Supreme Court of British Columbia claiming among other things, general, punitive and aggravated damages of unspecified amounts with respect to alleged business ethics matters. Management of the Company believes that the claim is without foundation or merit. Any loss as a result of this claim will be recorded in the period that the loss is probable and measurable.